Note 16 - Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 16 – STOCK BASED COMPENSATION

The Company has stock based compensation plans as described below. Total compensation cost that has been charged against income for those plans was $118,000, $115,000, and $160,000 for 2011, 2010 and 2009. The total income tax benefit resulting from these charges was $40,000, $39,000 and $54,000, respectively.

The Firstbank Corporation Stock Compensation Plans of 1993, 1997 and 2006 (“Plans”), as amended, which were shareholder approved, provide for the grant of 395,986, 593,798 and 315,000 shares of stock, respectively, in either restricted form or under option. Options may be either incentive stock options or nonqualified stock options. As of December 31, 2011 only nonqualified stock options and restricted stock shares have been issued under the plans. The Plan of 1993 terminated April 26, 2003. The 1997 Plan terminated April 28, 2007. The 2006 Plan will terminate February 27, 2016. The Board, at its discretion, may terminate any or all of the Plans prior to the Plans’ scheduled termination dates. At year end 2011, there were 73,734 shares available for grant under the 2006 Plan.

Stock Option

Each option granted under the Plans may be exercised in whole or in part during such period as is specified in the option agreement governing that option. Options may only be issued with exercise prices equal to, or greater than, the stock’s market value on the date of issuance. The length of time available for a stock option to be exercised is governed by each option agreement, but has not been more than ten years from the issuance date.

All companies are required to record compensation cost for stock options provided to employees in return for employee service. The cost is measured at the fair value of the options when granted. This cost is expensed over the employee service period, which is normally the vesting period of the options.

The fair value of each option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model that uses the assumptions noted in the table below. Expected volatilities are based on historical volatilities of our common stock. We use historical data to estimate option exercise and post-vesting termination behavior. The expected term of options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. The weighted average fair value of options granted was $2.33 and $2.18 in 2010, and 2009, respectively.  There were no options granted in 2011.

	2010	2009

Risk-free interest rate	2.11%	2.90%
Expected option life	7 years	7 years
Expected stock price volatility	44.7%	38.6%
Dividend yield	0.7%	4.7%

Activity under the plans:

	Twelve months ended December 31, 2011 Total options outstanding
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (000)
Options outstanding, beginning of period	454,745	$16.55
Granted	0	-
Exercised	0	-
Forfeited	(25,273)	$19.44
Expired	(32,574)	$13.51
Options outstanding, end of period	396,898	$16.58	5.1	$0

Options exercisable, end of period	305,468	$19.18	4.3	$0

Proceeds, related tax benefits realized from options exercised and intrinsic value of options exercised were as follows:

	Twelve months ended December 31,
(In Thousands of Dollars)
	2011	2010	2009
Proceeds of options exercised	$0	$0	$0
Related tax benefit recognized	$0	$0	$0
Intrinsic value of options exercised	$0	$0	$0

As of December 31, 2011, there was $72,000 of total unrecognized compensation cost related to non-vested stock options granted under the Plans. The cost is expected to be recognized over a weighted-average period of 1.8 years.

Options outstanding at December 31, 2011 were as follows:

	Options outstanding			Exercisable
Range of exercise prices	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life (years)	Shares	Weighted Average Exercise Price
$5.19 - $12.00	137,650	$7.17	7.8	56,760	$7.60
$12.01 - $16.00	52,700	$16.00	5.9	42,160	$16.00
$16.01 - $ 20.00	35,495	$19.20	0.9	35,495	$19.20
$20.01 - $ 26.18	171,053	$23.79	3.5	171,053	$23.79
Total	396,898	$16.58	5.1	305,468	$19.18

Restricted Stock

Restricted shares may be issued under the Plans as described above. Compensation expense is recognized over the vesting period of the shares based on the market value of the shares on the issue date.

A summary of changes in the Company’s non-vested shares for 2011 follows:

	2011		2010
Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value	Shares	Weighted-Average Grant-Date Fair Value
Non-vested at January 1, 2011	13,373	$9.13	16,228	$11.87
Granted	14,120	$5.00	4,000	$4.84
Vested	4,866	$11.77	4,069	$14.48
Forfeited	0	-	2,786	$11.08
Non-vested at December 31, 2011	22,627	$5.99	13,373	$9.13

As of December 31, 2011, there was $115,000 of total unrecognized compensation cost related to non-vested shares granted under the Restricted Stock Plan. The cost is expected to be recognized over a weighted-average period of 2.2 years. The total fair value of shares vested during the years ended December 31, 2011, 2010 and 2009 was $57,000, $23,000, and $22,900. Expense of $37,000 was recorded for restricted stock in 2011 compared with $20,000 in 2010 and $48,000 in 2009.